Related Party Relationships and Transactions - Additional Information (Detail) - shares			12 Months Ended
	Mar. 24, 2025	Dec. 17, 2024	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Holding percentage			100.00%
Allotted equity shares to key management personnel			231,642,592
Equity shares to promoters			3,576,894,608
Drivestream Inc [member]
Disclosure of transactions between related parties [line items]
Ownership interest			43.70%
SDVerse LLC [member]
Disclosure of transactions between related parties [line items]
Ownership interest			27.00%
Wipro Arabia Co. Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			66.67%
Women's Business Park Technologies Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest	55.00%
Company acquired equity securities	45.00%
Aggne Global I T Services Private Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			60.00%
Aggne Global Inc [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest			60.00%
Capco Consulting Middle East FZE [member]
Disclosure of transactions between related parties [line items]
Holding percentage		100.00%
Applied Value Technologies B.V. [member]
Disclosure of transactions between related parties [line items]
Company acquired equity securities			100.00%
Applied Value Technologies Pte Limited [member]
Disclosure of transactions between related parties [line items]
Company acquired equity securities			100.00%
Applied Value Technologies, Inc [member]
Disclosure of transactions between related parties [line items]
Company acquired equity securities			100.00%